Cash and Cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash on hand and at banks	$ 45,561	$ 53,547
Short-term deposits and highly liquid funds	659	44
Restricted cash	8,726	84,260
Cash and cash equivalents and restricted cash	$ 54,946	$ 137,851	$ 73,169	$ 111,184